Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Build Bond Innovation ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Build Bond Innovation ETF NAV
Average Annual Return, Percent	12.88%	2.26%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	(0.35%)